Business Acquisitions	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Business Acquisitions

13) Business Acquisitions

On June 30, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in: (i) Knutsen Shuttle Tankers 14 AS, the company that owns and operates the Hilda Knutsen; and (ii) Knutsen Shuttle Tankers 15 AS, the company that owns and operates the Torill Knutsen (the “Acquisitions”). The purchase price of the Hilda Knutsen was $166.0 million, net of $109.6 million of outstanding indebtedness related to the vessel. The purchase price of the Torill Knutsen was $169.0 million, net of $112.1 million of outstanding indebtedness related to the vessel. The cash portion of the purchase prices was financed with proceeds from the Partnership’s public offering of 4,600,000 common units which closed on June 27, 2014. See Note 14 – Equity Offering. The purchase prices were subsequently adjusted by a working capital adjustment of $1.0 million which remains a related party liability as of June 30, 2014.

Each of the Hilda Knutsen and the Torill Knutsen is operating in the North Sea under time charters with Eni Trading & Shipping S.p.A. (“Eni”). The charters commenced upon delivery of the Hilda Knutsen and the Torill Knutsen in the third quarter of 2013 and each will terminate five years after delivery. Eni has options to extend each of the charters for up to five one-year periods. In the case of the Torill Knutsen, Eni has the option, at any time before May 31, 2016, to extend the charter term to ten years in exchange for a reduction in the hire rate.

The Partnership accounted for the acquisition of the Hilda Knutsen and Torill Knutsen as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The fair values allocated to each class of identifiable assets of the Hilda Knutsen and Torill Knutsen and the difference between the purchase price and net asset acquired were calculated as follows:

(US $ in thousands)	June 30, 2014
Purchase consideration (1)		114,293

Less: Fair value of net assets acquired:
Vessel and equipment	335,000

Cash	8,997

Inventories	395
Others current assets	1,939
Amounts due from related parties	4
Long-term debt	(221,812)
Other long-term liabilities	(4,774)
Derivatives liabilities	(348)
Trade accounts payable	(390)
Accrued expenses	(1,360)
Prepaid charter and deferred revenue	(1,487)
Amounts due to related parties	(2,338)
Sub total	113,826

Difference between the purchase price and fair value of net assets acquired		467

Goodwill		467

Difference between the purchase price and allocated values		—

The goodwill recognized in connection with the acquisitions of Hilda Knutsen and Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

(1)	The purchase consideration of $114.3 million comprises the following:

(US $ in thousands)
Cash consideration paid to KNOT	113,306
Purchase price adjustments	987
Total purchase consideration	114,293

Revenue and profit contributions

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2014, giving effect to the Partnership’s acquisition and financing of the Hilda Knutsen and Torill Knutsen as if it had taken place on January 1, 2014. Since the Hilda Knutsen and Torill Knutsen were delivered August 5, and November 4, 2013, respectively, there is no pro forma figure for six months ended June 30, 2013.

(US $ in thousands, except per unit data)	Six Months Ended June 30, 2014
Revenue	67,074
Net income	16,096

Included in the pro forma adjustments are depreciation related to the purchase price allocation performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2014. In addition, the pro forma includes adjustments to eliminate debt issuance costs and guarantee commissions paid to KNOT.